8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Statement [Line Items]
Risk-free interest rate	0.88%	1.46%
Expected life	3 years	3 years
Expected volatility	161.98%	149.71%
Expected dividend yield	0.00%	0.00%